INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Period for exemption from income tax	2 years
Reduction in tax rate (as a percent)	50.00%
Period for reduction in tax rate	3 years
Applicable tax rate for HNTE (as a percent)	15.00%
Valid status period for HNTE	3 years
Renewable status period for HNTE	3 years
Increase in deferred tax liability balance if qualifying entities failed to obtain renewals of the HNTE	$ 324,000
Income tax expenses:
Current	7,998,000	5,972,000	4,222,000
Deferred tax	(784,000)	(886,000)	(181,000)
Total	7,214,000	5,086,000	4,041,000
Current deferred tax assets
Accrued expense	1,540,000	1,214,000
Allowance for doubtful accounts	298,000	141,000
Current deferred tax assets	1,838,000	1,355,000
Non-current deferred tax assets
Net operating loss carry forwards	256,000	845,000
Less: valuation allowance	(106,000)	(621,000)
Non-current deferred tax assets, net	150,000	224,000
Deferred tax assets
Deferred tax assets, net	1,988,000	1,579,000
Non-current deferred tax liabilities
Acquired intangible assets, net	966,000	1,345,000
Deferred tax liabilities	966,000	1,345,000
Provision made for the Chinese dividend withholding taxes	$ 0
ADF Navigation
INCOME TAXES
Preferential tax rate (as a percent)	12.50%	12.50%	12.50%
AutoNavi Software
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	10.00%
MapABC Technology
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Xingtiandi Technology
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
AutoNavi Xiamen
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
PDAger
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
PRC subsidiaries and VIEs
INCOME TAXES
Income tax rate (as a percent)	25.00%	25.00%	25.00%
AutoNavi Technology
INCOME TAXES
Preferential tax rate (as a percent)	7.50%	7.50%	7.50%